Document and Entity Information	Oct. 15, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	BERKSHIRE HATHAWAY INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001067983
Document Type	8-K
Document Period End Date	Oct. 15, 2020
Entity File Number	001-14905
Entity Tax Identification Number	47-0813844
Entity Address, Address Line One	3555 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68131
City Area Code	(402)
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Class B Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
M 0.75 Senior Notes Due 202310 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.75% Senior Notes due 2023
Trading Symbol	BRK23
Security Exchange Name	NYSE
M 1.125 Senior Notes Due 20271 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 20352 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
M 1.300 Senior Notes Due 20243 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Senior Notes due 2024
Trading Symbol	BRK24
Security Exchange Name	NYSE
M 2.150 Senior Notes Due 20284 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
M 0.250 Senior Notes Due 20215 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Senior Notes due 2021
Trading Symbol	BRK21
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 20236 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2023
Trading Symbol	BRK23A
Security Exchange Name	NYSE
M 2.375 Senior Notes Due 20397 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
M 2.625 Senior Notes Due 20598 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE
M 0.000 Senior Notes Due 20259 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	BRK25
Security Exchange Name	NYSE